Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
Loans

Note 11. Loans

Short-term loans

Short-term loans consisted of the following:

	December 31, 2024	December 31, 2023
Guangdong Huaxing Bank	$2,054,992	$2,112,706
China Guangfa Bank	684,997	704,235
Zhongshan Rural Commercial Bank	410,998	1,126,776
Bank of Guangzhou	684,997	1,126,776
China Resources Bank of Zhuhai CO.LTD	1,369,994	1,408,471
China Bohai Bank Co.,Ltd	684,997	-
China Everbright BANK CO., LTD	821,997	-
Total	$6,712,972	$6,478,964

The Company’s short-term loans are primarily used for working capital purposes and bear interest at rates of 3.10% ~ 5.50% (2023: 3.45% ~ 5.50%) per annum, with a weighted average interest rate of 4.46% (2023: 4.56%) per annum. The maturity date of the short-term loan as of December 31,2024 is from April 2025 to December 2025.

Certain bank borrowings are guaranteed by certain of our directors, a certain legal representative and a certain subsidiary and secured by mortgages on the building and land use rights of Wing Yip GD, as of December 31, 2024 and 2023.

For the years ended December 31,2024,2023 and 2022, the interest expense on short-term loans amounted to $287,098, $221,636 and $113,675, respectively.

Long-term loans

	December 31, 2024	December 31, 2023
China Guangfa Bank	$12,439,549	$13,521,317
Construction bank of China	1,301,495	1,366,216
Zhongshan Rural Commercial Bank	1,041,196	422,541
Minsheng Financial Leasing Co. LTD	59,240	96,346
YUWIN GROUP	-	1,397,616
ZSUN RESOURCE HOLDING(HK) LIMITED	-	704,235
Subtotal of long-term loans	14,841,480	17,508,271
Less: current portion	(10,506,144)	(781,701)
Long-term loans – non-current portion	$4,335,336	$16,726,570

The Company’s long-term loans are primarily used for working capital purposes and bear interest at rates of 3.5% ~ 4.90% (2023: 3.5% ~ 4.90%) per annum, with a weighted average interest rate of 3.75% (2023: 3.75%) per annum. The maturity date of the Long-term loan as of December 31,2024 is from August 2026 to September 2027.

Certain bank borrowings are guaranteed by certain of our directors, and a certain legal representative and are secured by mortgages on the building and land use rights of Wing Yip GD, as of December 31, 2024 and 2023.

For the years ended December 31, 2024, 2023 and 2022, the interest expense on long-term loans amounted to $705,459, $702,062 and $462,422, respectively.